Common shares, preferred shares and other equity instruments	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Common shares, preferred shares and other equity instruments
24	Common shares, preferred shares and other equity instruments

(a)	Common shares
Authorized:
An unlimited number of common shares without nominal or par value.
Issued and fully paid:

	2019			2018
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,227,027,624		$18,234	1,199,231,715		$15,644
Issued in relation to share-based payments, net (Note 26)	4,111,476		253	2,238,468		135
Issued in relation to the acquisition of a subsidiary or associated corporation	21,250		2	33,788,141		2,573
Repurchased for cancellation under the Normal Course Issuer Bid	(15,028,100)		(225)	(8,230,700)		(118)
Outstanding at end of year	1,216,132,250	(1)	$18,264	1,227,027,624	(1)	$18,234

(1)
In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2019, the number of such shares bought and sold was
16,818,144
(2018 –
14,667,143
).

Dividend
The dividends paid on common shares in fiscal 2019 and 2018 were $4,260 million ($3.49 per share) and $3,985 million ($3.28 per share), respectively. The Board of Directors approved a quarterly dividend of 90 cents per common share at its meeting on November 25, 2019. This quarterly dividend applies to shareholders of record at the close of business on January 7, 2020, and is payable January 29, 2020.
Common shares issued
O
n May
 1,
2018, the Bank issued 11,133,141 common shares at a price of $78.86 per common share in connection with the acquisition of Jarislowsky Fraser. As a result of the issuance, the Bank recorded an increase to equity – common shares of $878 million.
On June 8, 2018, the Bank completed its public offering of 22,655,000 common shares, at a price of $76.15 per common share. As a result of the public offering, the Bank recorded an increase to equity – common shares of $1,696 million, net of transaction costs of $29 million. The Bank used the proceeds from the public offering to partially fund the acquisition of MD Financial Management.
Normal Course Issuer Bid
On May 30, 2019, the Bank announced that OSFI and the Toronto Stock Exchange have approved a normal course issuer bid (the “2019 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares. Purchases under the 2019 NCIB commenced on June 4, 2019 and terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2019 NCIB, (ii) the Bank providing a notice of termination, or (iii) June 3, 2020. On a quarterly basis, the Bank will notify OSFI prior to making purchases.
On May 29, 2018, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved a normal course issuer bid (the “2018 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares.
Under the 2018 NCIB, which terminated on June 3, 2019, the Bank cumulatively repurchased and cancelled approximately
14.8
 million common shares at an average price of $
73.46
per share.
During the year ended October 31, 2019, the Bank repurchased and cancelled approximately 15 million common shares (2018 – 8.23 million) at a volume weighted average price of $71.51 per share (2018 – $76.77) for a total amount of $1,075 million (2018 – $632 million).
Non-viability
Contingent Capital
The maximum number of common shares issuable on conversion of NVCC subordinated debentures, NVCC subordinated additional tier 1 capital securities and NVCC preferred shares as at October 31, 2019 would be 2,810 million common shares (2018 – 1,835 million common shares) based on the floor price and excluding the impact of any accrued and unpaid interest and any declared but unpaid dividends (refer to Note 21 – Subordinated debentures and Note 24(b) – Preferred shares and Other Equity Instruments for further details).

(b)	Preferred shares and other equity instruments
Preferred shares
Authorized:
An unlimited number of preferred shares without nominal or par value.
Issued and fully paid:

	2019				2018
As at October 31 ($ millions)	Number of shares	Amount	Dividends declared per share (1)	Conversion feature	Number of shares	Amount	Dividends declared per share (1)	Conversion feature
Preferred shares: (a)
Series 22 (b)	–	–	0.239375	Series 23	9,376,944	234	0.957500	Series 23
Series 23 (b)	–	–	0.215885	Series 22	2,623,056	66	0.736967	Series 22
Series 30 (c)(d)	6,142,738	154	0.455000	Series 31	6,142,738	154	0.455000	Series 31
Series 31 (c)(d)	4,457,262	111	0.657072	Series 30	4,457,262	111	0.516968	Series 30
Series 32 (c)(e)	11,161,422	279	0.515752	Series 33	11,161,422	279	0.515752	Series 33
Series 33 (c)(e)	5,184,345	130	0.742073	Series 32	5,184,345	130	0.601968	Series 32
Series 34 (c)(f)(g)	14,000,000	350	1.375000	Series 35	14,000,000	350	1.375000	Series 35
Series 36 (c)(f)(h)	20,000,000	500	1.375000	Series 37	20,000,000	500	1.375000	Series 37
Series 38 (c)(f)(i)	20,000,000	500	1.212500	Series 39	20,000,000	500	1.212500	Series 39
Series 40 (c)(f)(j)	12,000,000	300	1.271475	Series 41	12,000,000	300	–	Series 41
Total preferred shares	92,945,767	$2,324			104,945,767	$2,624
(1)	Dividends declared from November 1, 2018 to October 31, 2019.
Terms of preferred shares

	First issue date	Issue price	Initial dividend	Initial dividend payment date	Rate reset spread	Redemption date	Redemption price
Preferred shares (a) :
Series 22 (b)	September 9, 2008	25.00	0.482900	January 28, 2009	n/a	January 28, 2019	25.00
Series 23 (b)	January 26, 2014	25.00	0.173875	April 28, 2014	n/a	January 28, 2019	25.00
Series 30 (c)(d)	April 12, 2010	25.00	0.282200	July 28, 2010	1.00%	April 26, 2020	25.00
Series 31 (c)(d)	April 26, 2015	25.00	0.095500	July 29, 2015	1.00%	April 26, 2015 to April 26, 2020	25.50
Series 32 (c)(e)	February 28, 2011	25.00	0.215410	April 27, 2011	1.34%	February 2, 2021	25.00
Series 33 (c)(e)	February 2, 2016	25.00	0.105690	April 27, 2016	1.34%	February 2, 2016 to February 2, 2021	25.50
Series 34 (c)(f)(g)	December 17, 2015	25.00	0.497300	April 27, 2016	4.51%	April 26, 2021	25.00
Series 36 (c)(f)(h)	March 14, 2016	25.00	0.508600	July 27, 2016	4.72%	July 26, 2021	25.00
Series 38 (c)(f)(i)	September 16, 2016	25.00	0.441800	January 27, 2017	4.19%	January 27, 2022	25.00
Series 40 (c)(f)(j)	October 12, 2018	25.00	0.362100	January 29, 2019	2.43%	January 27, 2024	25.00

(a)
Non-cumulative
preferential cash dividends on all series are payable
quarterly
, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset Preferred Shares (Series 30 and 32) and the
Non-cumulative
5-Year
Rate Reset Preferred Shares Non Viability Contingent Capital (NVCC) (Series 34, 36, 38, and 40) are payable at the applicable rate for the initial five-year fixed rate period ending one day prior to the redemption date. Subsequent to the initial five-year fixed rate period, and resetting every five years thereafter, the dividend on such Rate Reset Preferred Shares will be determined by the sum of the
5-year
Government of Canada Yield plus the indicated rate reset spread, multiplied by $
25
.00. If outstanding,
non-cumulative
preferential cash dividends on the Series 31, 33, 35, 37, 39, and 41 are payable quarterly, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset Preferred Shares (Series 31 and 33) and the
Non-cumulative
5-Year
Rate Reset Preferred Shares NVCC (Series 35, 37, 39, and 41) are payable, at a rate equal to the sum of the three month Government of Canada Treasury Bill rate plus the rate reset spread of the converted preferred shares, multiplied by $25.00. For each of the years presented, the Bank paid all of the non-cumulative
preferred share dividends.

(b)	On January 2 8 , 2019, the Bank redeemed all outstanding Non-cumulative Preferred shares Series 22 and 23 and paid dividends of $ 0.239375 and $ 0.215885 , respectively, per share.
(c)
Holders of Fixed Rate Reset Preferred Shares (Series 30, 32, 34, 3
6
, 38, and 40) will have the option to convert shares into an equal number of the relevant series of Floating Rate Preferred Shares on the applicable Rate Reset Series conversion date and every five years thereafter. Holders of Floating Rate Reset Preferred Shares (Series 31, 33, 35, 37, 39, and 41, if outstanding) have reciprocal conversion options into the relevant series of Fixed Rate Reset Preferred Shares. With respect to Series 30 and 31, 32 and 33, 34 and 35, 36 and 37, 38 and 39, and 40 and 41, if the Bank determines that, after giving effect to any Election Notices received, there would be less than
1,000,000
Fixed Rate or Floating Rate Preferred Shares of such Series issued and outstanding on an applicable conversion date, then all of the issued and outstanding preferred shares of such Series will automatically be converted into an equal number of the preferred shares of the other relevant Series.

(d)
Holders of Series 30
Non-cumulative
5-Year
Rate Reset Preferred Shares will have the option to convert shares into an equal number of Series 31 non-cumulative
floating rate preferred shares on April 26, 2020, and on April 26 every five years thereafter. With regulatory approval, the Series 30 preferred shares may be redeemed by the Bank on April 26, 2020, and every five years thereafter, respectively, at $25.00 per share, together with declared and unpaid dividends. With regulatory approval, the Series 31
Non-cumulative
Preferred Shares may be redeemed by the Bank at (i) $25.00 together with all declared and unpaid dividends to the date fixed for redemption in the case of redemptions on April 26, 2020 and on April 26 every five years thereafter, or (ii) $25.50 together with all declared and unpaid dividends to the date fixed for redemption on any other date after April 26, 2015.

(e)
Holders of Series 32
Non-cumulative
5-Year
Rate Reset Preferred Shares will have the option to convert shares into an equal number of Series 33 non-cumulative
floating rate preferred shares on February 2, 2021 and on February 2 every five years thereafter. With regulatory approval, the Series 32 preferred shares may be redeemed by the Bank on February 2, 2021, and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends. With regulatory approval, the Series 33
Non-cumulative
Preferred Shares may be redeemed by the Bank at (i) $25.00 together with all declared and unpaid dividends to the date fixed for redemption in the case of redemptions on February 2, 2021 and on February 2 every five years thereafter, or (ii) $25.50 together with all declared and unpaid dividends to the date fixed redemption on any other date after February 2, 2016.

(f)	These preferred shares contain NVCC provisions necessary for the shares to qualify as Tier 1 regulatory capital under Basel III.
(g)
Holders of Series 34
Non-cumulative
5-Year
Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 35 non-cumulative
floating rate preferred shares on April 26, 2021, and on April 26 every five years thereafter. With regulatory approval, Series 34 preferred shares may be redeemed by the Bank on April 26, 2021 and every five years thereafter, and for Series 35 preferred shares (NVCC), if applicable, on April 26, 2026 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(h)
Holders of Series 36
Non-cumulative
5-Year
Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 37 non-cumulative
floating rate preferred shares (NVCC) on July 26, 2021, and on July 26 every five years thereafter. With regulatory approval, Series 36 preferred shares may be redeemed by the Bank on July 26, 2021 and every five years thereafter, and for Series 37 preferred shares, if applicable, on July 26, 2026 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(i)
Holders of Series 38
Non-cumulative
5-Year
Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 39 non-cumulative
floating rate preferred shares (NVCC) on January 27, 2022, and on January 27 every five years thereafter. With regulatory approval, Series 38 preferred shares may be redeemed by the Bank on January 27, 2022 and every five years thereafter, and for Series 39 preferred shares, if applicable, on January 27, 2027 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(j)
Holders of Series 40
Non-cumulative
5-Year
Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 41 non-cumulative
floating rate preferred shares (NVCC) on January 27, 2024, and on January 27 every five years thereafter. With regulatory approval, Series 40 preferred shares may be redeemed by the Bank on January 27, 2024 and every five years thereafter, and for Series 41 preferred shares, if applicable, on January 27, 2029 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

Under NVCC provisions, NVCC preferred shares Series 34, 35, 36, 37, 38, 39, 40 and 41, if outstanding, are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.
If such a conversion were to occur, NVCC preferred shares Series 34, 35, 36, 37, 38, 39, 40 and 41, if outstanding, would be converted into common shares pursuant to an automatic conversion formula defined as 100% times the share value of $25.00 plus declared and unpaid dividends divided by the conversion price. The conversion price is based on the greater of: (i) a floor price of $5.00 or (subject to adjustments in certain events as set out in their respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event
(10-day
weighted average).
Other equity instruments
Other equity instruments of $1,560 million (US$1.25
 billion) include
USD-denominated
perpetual fixed to floating rate
non-cumulative
subordinated additional Tier 1 capital securities (NVCC).

The terms of the notes are described below:

•
The price per note is USD $
1,000
, with interest paid semi-annually in arrears at
4.65
% per annum, for the initial five years. Thereafter, the interest will reset quarterly and accrue at a rate per annum equal to three-month LIBOR plus
2.648
%.

•
While interest is payable on a semi-annual basis for the initial five year period, and quarterly thereafter, the Bank may, at its discretion, with notice, cancel the payments. If the Bank does not pay the interest in full to the note holders, the Bank will not declare dividends on its common or preferred shares or redeem, purchase or otherwise retire such shares until the month commencing after the Bank resumes full interest payments on the notes.

•
The notes are redeemable at par 5 years after issuance solely at the option of the Bank, or following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory consent.

•	The notes are the Bank’s direct unsecured obligations, ranking subordinate to all of the Bank’s subordinated indebtedness.
•
NVCC provisions require the conversion of these capital instruments into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.
If such a conversion were to occur, outstanding NVCC subordinated additional Tier 1 capital securities, would be converted into common shares pursuant to an automatic conversion formula defined as
125
% of the par value plus accrued and unpaid interest divided by the conversion price. The conversion price is based on the greater of: (i) the U.S. dollar equivalent of $
5.00
(subject to adjustments in certain events as set out in their respective prospectus supplements), and (ii) the U.S. dollar equivalent of the current market price of the Bank’s common shares at the time of the trigger event
(10-day
weighted average). The U.S. dollar equivalents of the floor price and the current market price are based on the mid-day
CAD/USD exchange rate on the day prior to the trigger event.

The notes have been determined to be compound instruments that have both equity and liability features. At inception, the fair value of the liability component is initially measured with any residual amount assigned to the equity component. On the date of issuance, the Bank has assigned an insignificant value to the liability component of the notes and, as a result, the proceeds received upon issuance of the notes have been presented as equity. The Bank will continue to monitor events that could impact the value of the liability component.
During the year ended October 31, 2019, the Bank paid interest of US$58 million (2018 – US$58 million) in respect of these notes.

(c)	Restrictions on dividend payments
Under the Bank Act, the Bank is prohibited from declaring any dividends on its common or preferred shares when the Bank is, or would be placed by such a declaration, in contravention of the capital adequacy, liquidity or any other regulatory directives issued under the Bank Act. In addition, common share dividends cannot be paid unless all dividends to which preferred shareholders are then entitled have been paid or sufficient funds have been set aside to do so.
In the event that applicable cash distributions on any of the Scotiabank Trust Securities are not paid on a regular distribution date, the Bank has undertaken not to declare dividends of any kind on its preferred or common shares. Similarly, should the Bank fail to declare regular dividends on any of its directly issued outstanding preferred or common shares, cash distributions will also not be made on any of the Scotiabank Trust Securities.
In the event that distributions on the Bank’s subordinated additional Tier 1 capital securities (NVCC) are not paid in full, the Bank has undertaken not to declare dividends on its common or preferred shares until the month commencing after such distributions have been made in full.
Currently, these limitations do not restrict the payment of dividends on preferred or common shares.